Related party transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related party transactions
Related party transactions

The Company transacts business with the following related parties, being companies in which our principal shareholders Hemen Holding Ltd and Farahead Investments Inc (hereafter jointly referred to as "Hemen") and companies associated with Hemen have a significant interest:
- Seadrill Limited
- Ship Finance International Limited ("Ship Finance")
- Metrogas Holdings Inc ("Metrogas")
- Frontline Management (Bermuda) Limited ("Frontline")
- Archer Limited ("Archer")
- Sevan Drilling Limited ("Sevan")

The Company has entered into the following significant agreements with related parties:
Seadrill Limited transactions
$2,000 million Senior Secured Credit Facility
On February 23, 2015, Seadrill provided a guarantee over the $2,000 million senior secured credit facility to the lenders for the duration of the facility. Under the terms of the guarantee agreement, commission is payable to Seadrill of 0.3% per annum on the outstanding amount under the facility agreement.

$500 million 7.75% Bond
    Seadrill was the holder of all of the bonds in our $500 million 7.75% Bond. The bond was entered into in April 2011 with a coupon of 7.75% per annum payable semi-annually in arrears. The bond was repaid on January 31, 2014, including a settlement premium of $22.5 million, which was settled in cash.

$600 million 6.25% Senior Unsecured Notes due 2019
As of December 31, 2014 Seadrill was the holder of 31.1% of our $600 million 6.25% Senior Unsecured Notes due 2019, which amounts to $186.6 million, the notes were entered into in January 2014 with a fixed coupon of 6.25% and mature in January 2019. Interest charged for the twelve months ended December 31, 2014 was $8.9 million.

$210 million Shareholder loan
In connection with the North Atlantic Restructuring, Seadrill provided North Atlantic a shareholder loan of $210 million. $150 million of the loan was converted to equity, and the remaining $60 million was repaid in cash in connection with the private placement completed on March 27, 2012. The interest was fixed at 6.0% during the loan period.
$85 million Seadrill Revolving Credit Facility
Seadrill provided North Atlantic an unsecured revolving credit facility of $200 million in March 2012. The facility was increased from $200 million to $335 million on June 28, 2013, and then decreased to $85 million on November 20, 2013. The terms of the remaining facility of $85 million are the same as stated in the original agreement dated March 30, 2012. Aggregate drawdowns and repayments on this facility during the year ended December 31, 2014 were $12 million and $17 million, respectively. This credit facility matured on January 30, 2015. The interest is Libor plus 3.00% per annum. At December 31, 2014, the Company had drawn $0 million from the facility.
$27.5 million Loan Facility
Seadrill provided North Atlantic an unsecured loan facility of $27.5 million during 2012. The maturity date is December 31, 2014, but North Atlantic is entitled to prepay the loan in full or in part at no penalty. The interest is fixed at 4.0% per annum. The loan was settled in full on June 30, 2013, due to the sale of Seadrill Norge AS.
NOK 1,500 million Senior Unsecured Bond
On October 30, 2013, we issued a NOK1,500 million senior unsecured bond with maturity date October 2018. The bond bears interest at 3-months NIBOR plus a margin of 4.40%. The net proceeds were used to repay the remaining outstanding amount under our $85 million Seadrill Revolving Credit Facility. On February 5, 2015, Seadrill provided a guarantee over the bond to the lenders for the duration of the facility. Under the terms of the guarantee agreement, commission is payable to Seadrill of 0.3% per annum on the outstanding amount under the bond agreement.

During fourth quarter, Seadrill purchased in the open market an aggregate of 5.5% ownership in the NOK 1,500 million Senior Unsecured Bond equal to $11 million. Refer to "Note 28 Subsequent Events" for covenants that applies to this bond.

Short- term interest bearing loan to related party
North Atlantic granted Seadrill a short-term loan of $60 million on May 9, 2012, of which $10 million was repaid on May 23, 2012. In addition, the Company granted Seadrill a short-term loan of $120 million in June 2012. The loans bore interest of LIBOR plus 1.9% per annum and were fully repaid in July, 2012.
Performance guarantees
Seadrill provides performance guarantees in connection with the Company’s drilling contracts, and charges the Company an annual fee of 1% of the guaranteed amount to provide these guarantees. The total amount of such guarantees was $250 million at December 31, 2014 and $250 million at December 31, 2013. The incurred fee was $2.5 million and $2.9 million or the years ended December 31, 2014 and 2013 respectively. In addition, the Company has agreed to reimburse Seadrill for all claims made against Seadrill under the performance guarantees.
Sales of Seadrill Norge AS
The Company sold the shares in two of its subsidiaries, Seadrill Norge Holding AS and Seadrill Norge AS to Seadrill Limited on June 28, 2013. Total consideration for the shares was $154 million, offset by a tax liability of $288.4 million that North Atlantic Drilling Ltd had against its subsidiaries before the sales. In relation to the common control transaction, $2.3 million had been recognized as contributed deficit as of December 31, 2013. The sales had no cash effect in the year ended December 31, 2013 and the net increased liability was treated as a drawdown on the increased revolving credit facility provided by Seadrill. The increased revolving facility was subsequently repaid. Refer to information provided under section "$85 million Revolving Credit Facility".

Operation and Management of the West Hercules
The West Hercules, a harsh environment, semi-submersible drilling rig, is owned by a wholly-owned subsidiary of Ship Finance, a related party, and is controlled by Seadrill through a bareboat charter agreement that expires in 2023. Until October 31, 2013, we operated and managed this rig pursuant to an operational bareboat charter agreement that we entered into with Seadrill in July 2012. We subsequently entered into a management agreement with Seadrill which replaced the bareboat charter agreement effective from November 1, 2013, pursuant to which we continue to operate and manage the West Hercules while it is employed under the drilling contract with Statoil. On August 26, 2014, the operation and management of the West Hercules was transferred to Seadrill. Details of the respective agreements are as follows:

Bareboat Agreement (effective July 2012 through October 31, 2013)
In July 2012, the management of West Hercules was transferred from Seadrill to North Atlantic. The rig was mobilized in 2012 for operations in Norway, where it will be working under a 4 year contract with Statoil. West Hercules will be operated by North Atlantic through a commercial agreement with Seadrill dated November 2012. The key terms of the agreement are:

•	Share of mobilization costs and revenue are 90% to Seadrill and 10% to North Atlantic.

•	North Atlantic is to pay Seadrill monthly operating lease payments for the use of the rig.

•	Operational risk rests with North Atlantic.

•	Capital expenditures and long term maintenance associated with the rig are obligations of Seadrill.

Seadrill has charged North Atlantic Drilling a charter hire fee of $58.5 million under the Bareboat Charter Agreement for the period from commencement date at January 31, 2013 until October 31, 2013. North Atlantic Drilling has charged Seadrill $63.8 million for its share of mobilization costs and $47.3 million for its share of mobilization revenue in the year ended December 31, 2013. In 2012 the Company charged Seadrill $140.5 million for its share of mobilization costs. There were no other related party transactions in connection with this agreement for the year ended December 31, 2013 as the rig had not yet commenced operations.

Termination Agreement (effective November 1, 2013)
We have agreed to assign the West Hercules drilling contract with Statoil to Seadrill and terminate the existing bareboat charter agreement between us and Seadrill effective from November 1, 2013. No compensation was payable by Seadrill in exchange for the assignment, nor was any compensation payable by us to Seadrill for the cancellation of the existing bareboat charter agreement.
Management Agreement (effective November 1, 2013 to August 26th 2014)
North Atlantic entered into a management agreement with Seadrill effective from November 1, 2013 which replaced the existing bareboat charter agreement, pursuant to which North Atlantic will continue to operate and manage the West Hercules while it is employed under the drilling contract with Statoil. The key terms of the agreement are:

•	Seadrill is obligated to pay North Atlantic a daily management fee.

•	North Atlantic is entitled to a potential bonus based on economical utilization of the operations.

•	All crew services shall be provided by North Atlantic and charged to Seadrill at cost plus a margin of 7%.

•	All direct costs related to the operations shall be charged to Seadrill at cost.

•	Operational risks are obligations of Seadrill.

•	Capital expenditures and long term maintenance associated with the rig are obligations of Seadrill.

•	North Atlantic is entitled to receive and keep all agreed mark-up fee for provision of additional services under the Drilling Contract which are payable by the client.

North Atlantic charged Seadrill a management fee of $7.1 million and crew costs of $37.8 million under the Management Agreement for the period from January 1, 2014 until August 26, 2014.

In 2013, North Atlantic charged Seadrill a management fee of $1.5 million and crew costs of $10.5 million under the Management Agreement for the period from November 1, 2013 until December 31, 2013.

Management services
North Atlantic Management provides all day-to-day management functions to the Company and its subsidiaries in accordance with the terms of the General Management Agreement.
North Atlantic Management has contracted in senior management services from Seadrill Management in accordance with the terms of the Services Agreement. The agreement can be terminated by either party at one month notice. In consideration of the services provided, the Company pays Seadrill a fee that includes the operating costs attributable to the Company plus a margin of 5% and, effective as of January 2013, the Company pay Seadrill a fee that includes the operating costs attributable to the Company plus a margin of 8%. Seadrill Management had charged North Atlantic Management a fee of $27.6 million, $32.4 million and $18.9 million for providing the services under the Services Agreement for the years ended December 31, 2014, 2013 and 2012, respectively.
The Company and its subsidiaries incorporated in Bermuda receive corporate secretarial and certain other administrative services applicable to the jurisdiction of Bermuda from Frontline Management (Bermuda) Ltd. The fee was $1.3 million for the year ended December 31, 2014, and less than $0.1 million for the years ended December 31, 2013 and 2012. Frontline Management (Bermuda) Ltd. is a wholly owned subsidiary of Frontline Ltd., a company in which Hemen Holding Limited is a large shareholder.

Ship Finance transactions
Sale and leaseback contract
The Company entered into sale and leaseback transaction with Ship Finance for the newbuild jack-up rig, West Linus, in June 2013 for total consideration of $600 million. Upon the closing of the agreement, $195 million was paid to North Atlantic and the remaining balance of the purchase price was paid to North Atlantic upon the delivery of the rig. The West Linus is chartered back to North Atlantic on a bareboat charter for a period of 15 years, pursuant to which North Atlantic has been granted four purchase options.
Ship Finance has an option to sell the rig back to North Atlantic at the end of the charter period.

The West Linus was delivered from the yard in February 2014.

At December 31, 2014, the West Linus is reported under Drilling Units in the Company’s balance sheet. Additional disclosure about the VIE has been provided in Note 26.

Seadrill provided a guarantee in the principal amount of up to $525 million issued in favor of Ship Finance, which was payable in the event that the West Linus was not unconditionally accepted by the charterer by June 30, 2014. The guarantee provided by Seadrill commenced on February 13, 2014 and expired in may 2014. On February 20, 2015, Seadrill provided a guarantee over the facility to the lenders for the duration of the facility. Under the terms of the guarantee agreement, commission is payable to Seadrill of 0.30% per annum on the outstanding amount under the facility agreement.

$195 million Related party Loan

Ship Finance granted the VIE company, SFL Linus Ltd., an unsecured loan of $195 million on June 28, 2013 to be repaid at the earlier of June 30, 2029 or date of sale of the West Linus rig. While the loan did not initially bear interest, Ship Finance reserved the right to charge interest after the rig is delivered from the shipyard. SFL Linus repaid $70 million during the first quarter in 2014 and the outstanding balance at December 31, 2014 is $125 million. Commencing in February 2014, the loan bore interest of 4.5% per annum. The proceeds of this loan were used to finance the acquisition of the West Linus. The loan was presented as debt to related parties on our balance sheet on December 31, 2014. As of December 31, 2014, the Company had paid $4.9 million in interest, in 2013 the company paid $1.5 million in loan fees.

$475 million Credit Facility
On October 17, 2013, SFL Linus Ltd. entered into a $475 million secured term loan and revolving credit facility with a syndicate of banks to fund the acquisition of West Linus, which was pledged as security. SFL Linus Ltd. drew down on the loan at the delivery date of the rig in February 2014. Subsequently $40 million was repaid on the facility by Ship Finance on behalf of SF Linus Ltd. through a short-term parent loan. As of June 30, 2014, the amount of $40 million was redrawn on the credit facility and the short-term parent loan settled with the drawn funds. As of December 31, 2014, SFL Linus Ltd. repaid $23.7 million in monthly installments and the outstanding balance at December 31, 2014 was $451.3 million. The facility bears interest at LIBOR plus a margin. In 2013 the Company paid $2.2 million in commitment fees.

Archer transactions

Archer Engineering Services:
North Atlantic received engineering services from subsidiaries of Archer Ltd. The charged amount was less than $1.0 million , $4.0 million and $3.0 million for the years ended December 31, 2014, 2013 and 2012, respectively. Archer Ltd. is a company in which Seadrill is a large shareholder.
Related Party Balances
The following are the related party balances as at December 31, 2014 and December 31, 2013:

(In millions of U.S. dollars)	December 31, 2014	December 31, 2013
Receivables:
Seadrill	—	0.1
Ship Finance International	14.3	—
Seadrill Offshore AS	32.3	4.5
Seadrill Management	2.3	1.2
Seadrill Insurance Ltd.	0.2	—
Amount due from related parties	49.1	5.8
Payables:
Seadrill	9.0	—
Seadrill Insurance Ltd.	—	3.8
Seadrill Management UK Ltd	2.6	2.9
Sevan Drilling ASA	1.6	—
Seadrill Management	—	—
Seadrill Deepwater Crewing Ltd.	—	—
Seadrill Deepwater Units Pte Ltd.	3.8	6.1
Seadrill Eminence Ltd	—	—
Other Seadrill subsidiaries	—	0.2
Amount due to related parties	17.0	13.0
$200 Million revolving credit facility from Seadrill Ltd.	—	5.0
$600 Bond, Seadrill share 23.3%	186.7	—
NOK1,500 Million Senior Unsecured Bond, Seadrill share 5.5%	11.0	—
Bond loan, fully subscribed by Seadrill	—	500.0
Non-current related party loan from Ship Finance	125.0	195.0

Receivables and payables with related parties arise when the Company pays an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled monthly in arrears.

Amounts due to and from Seadrill Limited and its subsidiaries under business operations are unsecured, interest-free and intended to be settled in the ordinary course of business.

Interest charged relating to the bond loan and shareholder loan to Seadrill for the year ended December 31, 2014, 2013 and 2012 amounted to $9.9 million, $44.7 million and $43.5 million, respectively. Interest charged relating to the loan facility from Seadrill Eminence for the year ended December 31, 2014 amounted to $0 million (2013: 0.5 million) .